Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2020
Prospectus Date	rr_ProspectusDate	Jun. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PPTY - U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PPTY – U.S. DIVERSIFIED REAL ESTATE ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PPTY – U.S. DIVERSIFIED REAL ESTATE ETF (PPTY)
(the “Fund”)

a series of ETF Series Solutions

January 22, 2020

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
each dated June 30, 2019, as previously supplemented

Effective immediately, the Fund’s website has changed to www.videntfunds.com. All references in the Summary Prospectus, Prospectus, and SAI to the prior website are revised to reflect the new website.

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Fund, has contractually agreed to waive four basis points (0.04%) of its unified management fee for the Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” is deleted and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	01/31/2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.videntfunds.com
Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus and Statement of Additional Information.
PPTY - U.S. Diversified Real Estate ETF | PPTY - U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPTY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 661

[1]	The Fund’s investment adviser has agreed to waive four basis points (0.04%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.